Finance income - Summary of Finance income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Interest Income For Amortised Cost [Abstract]
on fixed deposit with banks	$ 18	₨ 1,385	₨ 1,563	₨ 2,044
on loan given to third party	1	40
on trade receivables	2	138	114
others	3	238	212	135
Gain on settlement of financial liabilities			1,465
Gain on fair value changes on derivative instruments (other than hedge instruments)	3	212
Total	$ 27	₨ 2,013	₨ 3,354	₨ 2,179